Description of the Plan (Details) - EBP 016	12 Months Ended
	Dec. 31, 2025 USD ($) Year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	8.00%
Employer contribution matching percentage	100.00%
Contribution, percentage of compensation matched	5.00%
Pre-tax compensation percentage	50.00%
Employer matching contributions	$ 65,496,000	$ 68,285,000
Employee contributions receivable	4,414,000	4,528,000
Employee contributions	161,072,000	157,019,000
Minimum loan borrowing amount	1,000
Maximum loan borrowing amount	$ 50,000
Maximum borrowing to total account percentage	50.00%
Variable rate	1.00%
Processing fee amount	$ 50
General loan, maximum borrowing term	4 years
Primary residence, maximum borrowing term	10 years
Benefits paid to participants	$ 474,969,000	518,360,000
Requisite service period	24 months
Retirement age | Year	59.5
K-C Stock Fund
EBP, Description of Plan [Line Items]
Benefits paid to participants		$ 1,500,000
Kimberly-Clark Corporation stock
EBP, Description of Plan [Line Items]
Benefits paid to participants	$ 1,500,000
Minimum
EBP, Description of Plan [Line Items]
Cash-out limit	1,000
Maximum
EBP, Description of Plan [Line Items]
Cash-out limit	$ 7,000
Employer Matching Contributions
EBP, Description of Plan [Line Items]
Maximum after-tax contribution percentage to eligible compensation	5.00%
Roth 401(k) Contributions
EBP, Description of Plan [Line Items]
Maximum after-tax contribution percentage to eligible compensation	4.00%
Discretionary Annual Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Percentage of eligible earnings	3.80%	4.50%
Employer matching contributions	$ 51,800,000	$ 63,300,000
Discretionary Annual Profit Sharing Contribution | Minimum
EBP, Description of Plan [Line Items]
Percentage of eligible earnings	0.00%
Discretionary Annual Profit Sharing Contribution | Maximum
EBP, Description of Plan [Line Items]
Percentage of eligible earnings	8.00%
401(k) Contributions
EBP, Description of Plan [Line Items]
Employee contributions receivable	$ 2,900,000	2,900,000
Employee contributions	107,000,000.0	111,700,000
Roth 401(k) And Rollover Contributions
EBP, Description of Plan [Line Items]
Employee contributions receivable	1,500,000	1,600,000
Employee contributions	$ 54,100,000	$ 45,300,000